Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Funds Trust
Entity Central Index Key	0001005942
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class A
Trading Symbol	PMYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$106	0.92%
[1]
Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class A shares of Putnam Core Equity Fund returned 29.47%. The Fund compares its performance to the Russell 3000 Index, which returned 31.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Lam Research, a semiconductor equipment company.
↑	Citigroup, a financial services company.
↑	The Goldman Sachs Group, an investment banking and financial services company.

Top detractors from performance:
↓	Underweight exposure to Micron Technology, a semiconductor company.
↓	Overweight position in Otis Worldwide, an elevator and escalator manufacturing company.
↓	Overweight position in Mastercard, a global payment service company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class A	29.47	12.72	15.77
Class A (with sales charge)	22.02	11.39	15.09
Russell 3000 Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,125,154,570
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 30,761,349
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,125,154,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$30,761,349
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class C
Trading Symbol	PMYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$191	1.67%
[3]
Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class C shares of Putnam Core Equity Fund returned 28.48%. The Fund compares its performance to the Russell 3000 Index, which returned 31.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Lam Research, a semiconductor equipment company.
↑	Citigroup, a financial services company.
↑	The Goldman Sachs Group, an investment banking and financial services company.

Top detractors from performance:
↓	Underweight exposure to Micron Technology, a semiconductor company.
↓	Overweight position in Otis Worldwide, an elevator and escalator manufacturing company.
↓	Overweight position in Mastercard, a global payment service company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class C	28.48	11.88	15.08
Class C (with sales charge)	27.48	11.88	15.08
Russell 3000 Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,125,154,570
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 30,761,349
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,125,154,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$30,761,349
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class R
Trading Symbol	PMYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$134	1.17%
[5]
Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R shares of Putnam Core Equity Fund returned 29.12%. The Fund compares its performance to the Russell 3000 Index, which returned 31.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Lam Research, a semiconductor equipment company.
↑	Citigroup, a financial services company.
↑	The Goldman Sachs Group, an investment banking and financial services company.

Top detractors from performance:
↓	Underweight exposure to Micron Technology, a semiconductor company.
↓	Overweight position in Otis Worldwide, an elevator and escalator manufacturing company.
↓	Overweight position in Mastercard, a global payment service company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R	29.12	12.43	15.48
Russell 3000 Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,125,154,570
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 30,761,349
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,125,154,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$30,761,349
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class R6
Trading Symbol	PMYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$69	0.60%
[7]
Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class R6 shares of Putnam Core Equity Fund returned 29.84%. The Fund compares its performance to the Russell 3000 Index, which returned 31.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Lam Research, a semiconductor equipment company.
↑	Citigroup, a financial services company.
↑	The Goldman Sachs Group, an investment banking and financial services company.

Top detractors from performance:
↓	Underweight exposure to Micron Technology, a semiconductor company.
↓	Overweight position in Otis Worldwide, an elevator and escalator manufacturing company.
↓	Overweight position in Mastercard, a global payment service company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class R6	29.84	13.09	16.14
Russell 3000 Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,125,154,570
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 30,761,349
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,125,154,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$30,761,349
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Core Equity Fund
Class Name	Class Y
Trading Symbol	PMYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Core Equity Fund for the period May 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$77	0.67%
[9]
Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended April 30, 2026, Class Y shares of Putnam Core Equity Fund returned 29.77%. The Fund compares its performance to the Russell 3000 Index, which returned 31.01% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
An overweight position in:
↑	Lam Research, a semiconductor equipment company.
↑	Citigroup, a financial services company.
↑	The Goldman Sachs Group, an investment banking and financial services company.

Top detractors from performance:
↓	Underweight exposure to Micron Technology, a semiconductor company.
↓	Overweight position in Otis Worldwide, an elevator and escalator manufacturing company.
↓	Overweight position in Mastercard, a global payment service company.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended April 30, 2026

	1 Year	5 Year	10 Year
Class Y	29.77	13.00	16.06
Russell 3000 Index	31.01	11.91	14.75

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 6,125,154,570
Holdings Count | $ / shares	137
Advisory Fees Paid, Amount	$ 30,761,349
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$6,125,154,570
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	137
Total Management Fee Paid	$30,761,349
Portfolio Turnover Rate	13%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective January 1, 2026, the portfolio managers for the Fund are Arthur Yeager and Walter Scully.
This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since May 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by September 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 orfunddocuments@putnam.com.
Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.